Summary of significant accounting policies (Details 1) - $ / perunit		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
US Dollar [Member]
Closing foreign exchange rate		614.75	669.47	710.16
Euros [Member]
Closing foreign exchange rate		739.15	705.60	774.61
Argentinean Pesos [Member]
Closing foreign exchange rate		32.96	42.13	54.46
Uruguayan Peso [Member]
Closing foreign exchange rate		21.34	22.82	23.71
Canadian Dollar [Member]
Closing foreign exchange rate		491.05	498.38	511.50
Sterling Pound [Member]
Closing foreign exchange rate		832.09	826.10	1,053.02
Paraguayan Guarani [Member]
Closing foreign exchange rate		0.11	0.12	0.12
Bolivians [Member]
Closing foreign exchange rate		89.61	97.59	103.67
Colombian Peso [Member]
Closing foreign exchange rate		0.21	0.22	0.22
Unidades de Fomento
Closing foreign exchange rate	[1]	26,798.14	26,347.98	25,629.09

[1]	The Unidad de Fomento (UF) is a Chilean inflation-indexed, peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month's inflation rate.